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                                                As filed pursuant to Rule 497(c)
                                                under the Securities Act of 1940
                                                Registration No. 33-85014


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          FS VARIABLE SEPARATE ACCOUNT
     (PORTION RELATING TO THE FSA POLARIS AND FSA ADVISOR VARIABLE ANNUITY)

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                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2001

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     As of July 1, 2001, WM Advisors, Inc. replaces Goldman Sachs Asset
Management as the investment sub-adviser to the Asset Allocation Portfolio. The portfolio's name and investment objective have not changed. Currently, the fee structure for management of the Asset Allocation Portfolio is the same.


Date: June 27, 2001


                Please keep this Supplement with your Prospectus.